Research and development (Schedule of Research and Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development Expense [Abstract]
Research and development expenses	€ 76,427	€ 150,118	€ 130,153
Research and development grants and credits	(1,036)	(899)	(753)
Total research and development expenses	€ 75,391	€ 149,219	€ 129,400